Consolidated Statements of Changes in Equity (USD $)	Ordinary shares ($0.00005 par value) [Member]	Additional paid-in capital [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income /(loss) [Member]	Total Ku6 Media Co., Ltd. shareholders' equity [Member]	Non-controlling interests [Member]	Total
Beginning balance at Dec. 31, 2010	$ 174,008	$ 130,100,153	$ (83,105,464)	$ (1,422,414)	$ 45,746,283	$ (107,750)	$ 45,638,533
Beginning balance, shares at Dec. 31, 2010	3,481,174,498						3,481,174,498
Issuance of ordinary shares to Shanda, shares	1,538,461,538
Issuance of ordinary shares to Shanda	76,924	49,923,076	0	0	50,000,000	0	50,000,000
Exercise of stock options, shares	150,000
Exercise of stock options	7	3,743	0	0	3,750	0	3,750
Stock-based compensation expense	0	1,754,170	0	0	1,754,170	0	1,754,170
Disposition of equity interests in Yisheng	0	1,373,190	0	220,671	1,593,861	157,140	1,751,001
Liabilities waived by Shanda	0	1,719,927	0	0	1,719,927	0	1,719,927
Currency translation adjustments of subsidiaries	0	0	0	(621,056)	(621,056)	(3,539)	(624,595)
Net loss	0	0	(49,343,907)	0	(49,343,907)	(45,851)	(49,389,758)
Ending balance at Dec. 31, 2011	250,939	184,874,259	(132,449,371)	(1,822,799)	50,853,028	0	50,853,028
Ending balance, shares at Dec. 31, 2011	5,019,786,036						5,019,786,036
Share repurchase, shares	(287,339,476)
Share repurchase	(14,364)	(8,155,117)	0	0	(8,169,481)	0	(8,169,481)
Stock-based compensation expense	0	463,753	0	0	463,753	0	463,753
Currency translation adjustments of subsidiaries	0	0	0	(89,616)	(89,616)	0	(89,616)
Net loss	0	0	(9,491,138)	0	(9,491,138)	0	(9,491,138)
Ending balance at Dec. 31, 2012	236,575	177,182,895	(141,940,509)	(1,912,415)	33,566,546	0	33,566,546
Ending balance, shares at Dec. 31, 2012	4,732,446,560						4,732,446,560
Exercise of stock options, shares	4,000,000
Exercise of stock options	200	46,200	0	0	46,400	0	46,400
Share repurchase, shares	(5,798,200)
Share repurchase	(290)	(57,857)	0	0	(58,147)	0	(58,147)
Stock-based compensation expense	0	1,023,871	0	0	1,023,871	0	1,023,871
Currency translation adjustments of subsidiaries	0	0	0	(97,774)	(97,774)	0	(97,774)
Net loss	0	0	(34,427,734)	0	(34,427,734)	0	(34,427,734)
Ending balance at Dec. 31, 2013	$ 236,485	$ 178,195,109	$ (176,368,243)	$ (2,010,189)	$ 53,162	$ 0	$ 53,162
Ending balance, shares at Dec. 31, 2013	4,730,648,360						4,730,648,360